Capital Stock - Summary of Common Stock Outstanding (Detail) - CAD ($) $ in Thousands	12 Months Ended
	Mar. 28, 2026	Mar. 29, 2025
Class of Stock [Line Items]
Beginning Balance, Shares	19,594,687	19,165,969
Beginning Balance, Shares	19,594,687	19,165,969
Balance as of beginning balance	$ 100,609	$ 98,480
Settlement of stock units and stock options, Shares		428,718
Settlement of stock units and stock options		$ 2,129
Settlement of stock units (Shares)	110,588
Settlement of stock units	$ 565
Ending Balance, Shares	19,705,275	19,594,687
Ending Balance, Shares	19,705,275	19,594,687
Balance as of ending balance	$ 101,174	$ 100,609
Class A Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	11,876,717	11,447,999
Beginning Balance, Shares	11,876,717	11,447,999
Balance as of beginning balance	$ 42,854	$ 40,725
Settlement of stock units and stock options, Shares		428,718
Settlement of stock units and stock options		$ 2,129
Settlement of stock units (Shares)	110,588
Settlement of stock units	$ 565
Ending Balance, Shares	11,987,305	11,876,717
Ending Balance, Shares	11,987,305	11,876,717
Balance as of ending balance	$ 43,419	$ 42,854
Class B Common Stock [Member]
Class of Stock [Line Items]
Beginning Balance, Shares	7,717,970	7,717,970
Beginning Balance, Shares	7,717,970	7,717,970
Balance as of beginning balance	$ 57,755	$ 57,755
Settlement of stock units and stock options, Shares		0
Settlement of stock units and stock options		$ 0
Settlement of stock units (Shares)	0
Settlement of stock units	$ 0
Ending Balance, Shares	7,717,970	7,717,970
Ending Balance, Shares	7,717,970	7,717,970
Balance as of ending balance	$ 57,755	$ 57,755